SIGNIFICANT ACCOUNTING POLICIES - REGULATION (Details)	Dec. 31, 2018 CAD ($)
Deferral for Depreciation for Phase-In Plans under U.S. GAAP Guidance
REGULATION
Regulatory assets	$ 0